LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.59%
Fannie Mae REMICS
•Series 2011-86 NF 5.98% (SOFR30A + 0.66%) 9/25/41	783,449	$770,620
Series 2013-6 JB 1.50% 2/25/43	5,478,489	4,452,523
•Series 2014-49 AF 5.07% (SOFR30A + 0.43%) 8/25/44	347,822	340,279
•Series 2017-95 FA 5.10% (SOFR30A + 0.46%) 11/25/47	2,065,670	2,016,847
•Series 2019-53 FA 4.85% (SOFR30A + 0.51%) 9/25/49	2,003,137	1,952,420
•Series 2020-29 FC 4.97% (SOFR30A + 0.91%) 5/25/50	2,331,631	2,301,428
Freddie Mac REMICs
Series 4141 PA 1.50% 12/15/42	5,794,112	4,564,578
•Series 4347 WF 4.91% (SOFR30A + 0.51%) 1/15/40	698,040	682,035
•Series 4367 GF 4.78% (SOFR30A + 0.46%) 3/15/37	2,048,489	1,997,617
•Series 4419 AF 4.70% (SOFR30A + 0.45%) 6/15/40	1,187,531	1,158,834
•Series 4730 WF 4.93% (SOFR30A + 0.46%) 8/15/38	2,238,544	2,187,384
•Series 4906 WF 4.72% (SOFR30A + 0.51%) 12/15/38	2,537,594	2,477,289
Series 4948 E 2.50% 10/25/48	331,177	273,603
Series 5115 CD 1.00% 8/15/44	5,649,132	4,603,773
•Freddie Mac Strips
Series 328 F4 4.79% (SOFR30A + 0.46%) 2/15/38	2,185,530	2,130,452
Series 330 F4 5.05% (SOFR30A + 0.46%) 10/15/37	972,182	949,161
GNMA
•Series 2016-H17 FC 6.26% (TSFR01M + 0.94%) 8/20/66	1,287,942	1,282,811
•Series 2016-H19 FA 6.21% (TSFR01M + 0.89%) 9/20/66	1,029,834	1,029,303
•Series 2022-H22 EF 6.06% (SOFR30A + 0.75%) 10/20/72	3,954,090	3,949,879
•Series 2023-H02 FA 6.21% (SOFR30A + 0.90%) 1/20/73	3,477,505	3,466,106
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
=•Series 2023-H23 JF 6.29% (SOFR30A + 0.98%) 9/20/73	7,959,833	$7,938,690
Total Agency Collateralized Mortgage Obligations (Cost $54,112,329)		50,525,632
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.06%
•Fannie Mae-Aces Series 2017-M13 FA 5.75% (SOFR30A + 0.51%) 10/25/24	517,708	513,284
Total Agency Commercial Mortgage-Backed Security (Cost $517,708)		513,284
AGENCY MORTGAGE-BACKED SECURITIES–8.23%
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/53	22,200,000	19,763,203
5.00% 10/1/53	57,900,000	54,625,031
Total Agency Mortgage-Backed Securities (Cost $76,188,926)		74,388,234
AGENCY OBLIGATIONS–12.26%
Federal Home Loan Banks
5.30% 12/6/24	23,300,000	23,156,147
5.71% 3/14/25	10,000,000	9,955,101
Federal Home Loan Mortgage Corp.
5.31% 11/15/24	17,000,000	16,900,007
5.36% 11/22/24	28,200,000	28,037,709
5.52% 5/28/25	11,000,000	10,927,408
5.68% 4/3/25	11,000,000	10,943,229
5.73% 4/3/25	11,000,000	10,948,714
Total Agency Obligations (Cost $111,382,942)		110,868,315
CORPORATE BONDS–37.91%
Aerospace & Defense–0.33%
Boeing Co. 1.43% 2/4/24	3,000,000	2,952,252
		2,952,252
Agriculture–1.05%
BAT Capital Corp. 3.22% 8/15/24	2,195,000	2,140,319
Imperial Brands Finance PLC 3.13% 7/26/24	7,500,000	7,308,810
		9,449,129
Auto Manufacturers–3.42%
Daimler Truck Finance North America LLC
1.13% 12/14/23	3,000,000	2,970,519
5.15% 1/16/26	4,200,000	4,144,739
General Motors Financial Co., Inc. 3.95% 4/13/24	1,400,000	1,381,250
Hyundai Capital America 5.50% 3/30/26	4,200,000	4,144,888
•Nissan Motor Acceptance Co. LLC 6.30% (LIBOR03M + 0.64%) 3/8/24	1,780,000	1,773,892
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
•Toyota Motor Credit Corp. 5.94% (SOFR + 0.62%) 6/13/24	13,000,000	$13,015,408
Volkswagen Group of America Finance LLC 0.88% 11/22/23	3,500,000	3,476,392
		30,907,088
Banks–14.36%
μBank of America Corp. 5.08% 1/20/27	2,000,000	1,954,905
Barclays PLC
μ3.93% 5/7/25	2,000,000	1,969,442
4.38% 1/12/26	3,000,000	2,875,018
μ5.30% 8/9/26	4,000,000	3,917,474
BNP Paribas SA
3.80% 1/10/24	2,901,000	2,882,127
μ4.71% 1/10/25	7,000,000	6,965,209
μCitigroup, Inc. 3.29% 3/17/26	1,000,000	956,981
μCooperatieve Rabobank UA 1.98% 12/15/27	4,200,000	3,678,586
•Credit Suisse AG 5.39% (BBSW3M + 1.25%) 11/20/23	1,000,000	642,414
Danske Bank AS 5.38% 1/12/24	3,400,000	3,386,383
Deutsche Bank AG
0.90% 5/28/24	2,000,000	1,930,155
0.96% 11/8/23	5,553,000	5,519,855
•5.84% (SOFR + 0.50%) 11/8/23	1,000,000	999,910
Federation des Caisses Desjardins du Quebec 2.05% 2/10/25	3,571,000	3,379,714
Goldman Sachs Group, Inc.
μ0.93% 10/21/24	3,200,000	3,174,723
•5.74% (BBSW3M + 1.55%) 5/2/24	300,000	193,199
Hana Bank 3.25% 3/30/27	2,000,000	1,854,903
HSBC Holdings PLC
μ0.98% 5/24/25	3,100,000	2,986,611
•6.77% (SOFR + 1.43%) 3/10/26	500,000	502,475
•6.90% (TSFR03M + 1.49%) 3/11/25	2,350,000	2,355,761
μING Groep NV 3.87% 3/28/26	5,600,000	5,404,541
μLloyds Banking Group PLC
3.51% 3/18/26	2,500,000	2,397,673
4.72% 8/11/26	3,000,000	2,917,415
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	6,300,000	5,957,116
1.41% 7/17/25	4,000,000	3,690,091
μMorgan Stanley 1.16% 10/21/25	5,000,000	4,719,848
•Nordea Bank Abp 6.30% (SOFR + 0.96%) 6/6/25	4,000,000	4,010,406
•QNB Finance Ltd. 6.91% (LIBOR03M + 1.25%) 3/21/24	3,000,000	2,993,250
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μSantander U.K. Group Holdings PLC 6.83% 11/21/26	8,500,000	$8,547,607
Societe Generale SA
μ1.49% 12/14/26	2,700,000	2,410,469
2.63% 1/22/25	3,100,000	2,947,218
•Standard Chartered PLC
6.27% (SOFR + 0.93%) 11/23/25	3,100,000	3,088,187
7.09% (SOFR + 1.74%) 3/30/26	4,500,000	4,527,330
Sumitomo Mitsui Financial Group, Inc.
1.47% 7/8/25	2,500,000	2,312,577
5.88% 7/13/26	4,000,000	3,995,241
Synchrony Bank 5.40% 8/22/25	4,900,000	4,722,491
•UBS AG 5.13% (BBSW3M + 0.87%) 7/30/25	2,000,000	1,281,298
μUBS Group AG
4.49% 5/12/26	5,800,000	5,617,602
5.71% 1/12/27	1,800,000	1,777,145
Wells Fargo & Co. 2.51% 10/27/23	6,000,000	4,408,923
		129,852,273
Biotechnology–0.15%
Illumina, Inc. 5.80% 12/12/25	1,400,000	1,390,960
		1,390,960
Chemicals–0.35%
International Flavors & Fragrances, Inc. 1.23% 10/1/25	3,500,000	3,137,394
		3,137,394
Commercial Services–0.36%
Global Payments, Inc. 1.20% 3/1/26	2,800,000	2,497,265
•Transurban Queensland Finance Pty. Ltd. 6.17% (BBSW3M + 2.05%) 12/16/24	1,200,000	778,777
		3,276,042
Diversified Financial Services–5.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65% 10/29/24	4,000,000	3,804,964
Air Lease Corp. 4.25% 2/1/24	5,200,000	5,163,821
Ally Financial, Inc. 1.45% 10/2/23	4,500,000	4,500,000
Avolon Holdings Funding Ltd.
2.88% 2/15/25	4,700,000	4,437,260
5.13% 10/1/23	500,000	500,000
Cantor Fitzgerald LP 4.88% 5/1/24	5,200,000	5,124,340
LeasePlan Corp. NV 2.88% 10/24/24	5,000,000	4,810,127
LSEGA Financing PLC 0.65% 4/6/24	6,500,000	6,320,976
LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nomura Holdings, Inc.
1.85% 7/16/25	6,300,000	$5,828,713
2.65% 1/16/25	3,800,000	3,625,078
ORIX Corp. 3.25% 12/4/24	1,300,000	1,255,966
		45,371,245
Electric–2.31%
AES Corp. 1.38% 1/15/26	5,200,000	4,630,674
Enel Finance International NV 4.25% 6/15/25	3,000,000	2,912,664
Israel Electric Corp. Ltd. 5.00% 11/12/24	4,000,000	3,946,120
•Korea Southern Power Co. Ltd. 5.23% (BBSW3M + 0.97%) 10/30/24	2,500,000	1,604,374
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,111,589
2.95% 3/1/26	200,000	184,207
3.40% 8/15/24	300,000	292,793
3.75% 2/15/24	100,000	99,050
3.85% 11/15/23	200,000	199,441
4.95% 6/8/25	2,400,000	2,343,527
Southern California Edison Co. 1.10% 4/1/24	3,600,000	3,516,126
		20,840,565
Electronics–0.03%
Arrow Electronics, Inc. 3.25% 9/8/24	250,000	243,227
		243,227
Entertainment–0.28%
Warnermedia Holdings, Inc. 3.79% 3/15/25	2,600,000	2,510,708
		2,510,708
Health Care Services–0.96%
CommonSpirit Health 1.55% 10/1/25	4,000,000	3,669,063
HCA, Inc. 5.00% 3/15/24	5,000,000	4,974,169
		8,643,232
Home Builders–0.33%
Lennar Corp. 4.50% 4/30/24	3,000,000	2,971,497
		2,971,497
Insurance–2.61%
•Athene Global Funding 6.27% (LIBOR03M + 0.73%) 1/8/24	4,500,000	4,490,918
Corebridge Financial, Inc.
3.50% 4/4/25	6,000,000	5,756,526
3.65% 4/5/27	1,700,000	1,573,736
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	3,994,339
Five Corners Funding Trust 4.42% 11/15/23	3,000,000	2,992,144
Jackson Financial, Inc. 1.13% 11/22/23	4,800,000	4,763,588
		23,571,251
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Company–0.42%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	$3,829,622
		3,829,622
Machinery Diversified–0.95%
CNH Industrial Capital LLC 4.20% 1/15/24	8,683,000	8,634,138
		8,634,138
Media–0.55%
•Charter Communications Operating LLC/Charter Communications Operating Capital 7.28% (TSFR03M + 1.91%) 2/1/24	5,000,000	5,017,081
		5,017,081
Oil & Gas–0.67%
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,093,318
Woodside Finance Ltd. 3.65% 3/5/25	4,100,000	3,954,049
		6,047,367
Packaging & Containers–0.42%
Berry Global, Inc. 1.57% 1/15/26	4,200,000	3,796,523
		3,796,523
Real Estate Investment Trusts–0.68%
VICI Properties LP 4.38% 5/15/25	1,300,000	1,256,479
Weyerhaeuser Co. 4.75% 5/15/26	5,000,000	4,879,355
		6,135,834
Semiconductors–1.03%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	5,870,776
NXP BV/NXP Funding LLC 4.88% 3/1/24	1,000,000	995,001
SK Hynix, Inc.
1.00% 1/19/24	2,000,000	1,968,210
3.00% 9/17/24	500,000	484,370
		9,318,357
Software–0.37%
Oracle Corp. 1.65% 3/25/26	3,700,000	3,351,414
		3,351,414
Telecommunications–0.60%
KT Corp. 4.00% 8/8/25	5,600,000	5,430,345
		5,430,345
Transportation–0.12%
Canadian Pacific Railway Co. 3.13% 6/1/26	1,200,000	1,126,417
		1,126,417
LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.54%
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.45% 7/1/24	5,000,000	$4,904,165
		4,904,165
Total Corporate Bonds (Cost $354,901,397)		342,708,126
MUNICIPAL BONDS–1.91%
County of Williamson
0.64% 2/15/26	2,200,000	1,981,794
0.92% 2/15/27	2,200,000	1,925,667
Golden State Tobacco Securitization Corp. Series A-1 1.71% 6/1/24	2,600,000	2,527,231
Massachusetts School Building Authority Series B 1.13% 8/15/26	3,100,000	2,771,140
Metro 3.25% 6/1/26	2,200,000	2,081,980
State of Hawaii Series GB 0.80% 10/1/24	3,000,000	2,863,770
Virginia College Building Authority Series B 0.77% 9/1/26	3,500,000	3,087,453
Total Municipal Bonds (Cost $17,533,117)		17,239,035
NON-AGENCY ASSET-BACKED SECURITIES–31.78%
•522 Funding CLO Ltd. Series 2018-3A AR 6.63% (TSFR03M + 1.30%) 10/20/31	600,000	595,943
•Accredited Mortgage Loan Trust Series 2004-3 2A2 6.63% (TSFR01M + 1.31%) 10/25/34	4,332	4,218
•ACREC LLC Series 2023-FL2 A 7.56% (TSFR01M + 2.23%) 2/19/38	1,500,000	1,497,135
American Express Credit Account Master Trust Series 2022-3 A 3.75% 8/15/27	8,670,000	8,392,164
•Amortizing Residential Collateral Trust Series 2004-1 A5 6.43% (TSFR01M + 1.11%) 10/25/34	28,620	27,876
•Apidos CLO XII Series 2013-12A AR 6.65% (TSFR03M + 1.34%) 4/15/31	6,979,473	6,962,325
•Apidos CLO XV Ltd. Series 2013-15A A1RR 6.60% (TSFR03M + 1.27%) 4/20/31	498,399	496,651
•Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3 A 6.52% (TSFR01M + 1.18%) 8/15/34	2,000,000	1,967,329
Series 2021-FL4 A 6.80% (TSFR01M + 1.46%) 11/15/36	3,000,000	2,971,002
•ARES CLO Ltd. Series 2018-50A AR 6.62% (TSFR03M + 1.31%) 1/15/32	1,180,000	1,175,145
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ares XXXIX CLO Ltd. Series 2016-39A A1R2 6.62% (TSFR03M + 1.31%) 4/18/31	700,000	$696,541
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 M1 6.26% (TSFR01M + 0.94%) 4/25/34	1,566,775	1,484,218
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A A 5.90% 8/21/28	7,600,000	7,610,996
BA Credit Card Trust Series 2022-A2 A2 5.00% 4/15/28	8,800,000	8,708,417
•Bain Capital Euro CLO DAC Series 2018-2A AR 4.45% (EURIBOR03M + 0.74%) 1/20/32	2,982,497	3,095,424
Bank of America Auto Trust Series 2023-1A A3 5.53% 2/15/28	4,000,000	3,997,137
•Barings CLO Ltd.
Series 2018-1A A1 6.52% (TSFR03M + 1.21%) 4/15/31	4,987,609	4,961,938
Series 2020-4A A 6.81% (TSFR03M + 1.48%) 1/20/32	4,100,000	4,091,579
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 M3 6.56% (TSFR01M + 1.24%) 3/25/35	422,184	415,781
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 6.93% (TSFR01M + 1.61%) 3/25/43	27,896	26,985
•Benefit Street Partners CLO XII Ltd. Series 2017-12A A1R 6.52% (TSFR03M + 1.21%) 10/15/30	268,929	267,697
•Capital Four U.S. CLO II Ltd. Series 2022-1A A1 7.47% (TSFR03M + 2.14%) 10/20/30	3,545,536	3,546,188
Capital One Multi-Asset Execution Trust
Series 2022-A2 A 3.49% 5/15/27	1,500,000	1,449,123
Series 2022-A3 A 4.95% 10/15/27	4,000,000	3,954,111
•Carlyle Euro CLO DAC
Series 2017-3A A1R 4.36% (EURIBOR03M + 0.70%) 1/15/31	796,060	826,098
Series 2019-2A A1R 4.67% (EURIBOR03M + 0.89%) 8/15/32	2,900,000	2,992,870
CarMax Auto Owner Trust Series 2022-4 A2A 5.34% 12/15/25	2,916,842	2,910,598
•CBAM Ltd. Series 2018-8A A1 6.71% (TSFR03M + 1.38%) 10/20/29	196,650	196,200
LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citizens Auto Receivables Trust Series 2023-2 A3 5.83% 2/15/28	2,200,000	$2,199,051
•Countrywide Asset-Backed Certificates Trust Series 2004-6 1A1 5.97% (TSFR01M + 0.65%) 12/25/34	1,413,881	1,356,692
•Dryden 27 R Euro CLO DAC Series 2017-27A AR 4.32% (EURIBOR03M + 0.66%) 4/15/33	1,793,526	1,847,644
•Dryden 36 Senior Loan Fund Series 2014-36A AR3 6.59% (TSFR03M + 1.28%) 4/15/29	223,645	223,055
•Elevation CLO Ltd. Series 2017-8A A1R2 6.56% (TSFR03M + 1.21%) 10/25/30	2,992,459	2,964,907
ELFI Graduate Loan Program LLC Series 2021-A A 1.53% 12/26/46	2,668,068	2,254,733
Enterprise Fleet Financing LLC
Series 2022-4 A2 5.76% 10/22/29	5,869,303	5,851,137
Series 2023-1 A2 5.51% 1/22/29	3,600,000	3,570,227
•Finance America Mortgage Loan Trust Series 2004-2 M1 6.26% (TSFR01M + 0.94%) 8/25/34	331,077	308,145
Ford Credit Auto Owner Trust
Series 2022-D A2A 5.37% 8/15/25	3,804,273	3,798,017
Series 2023-1 A 4.85% 8/15/35	6,000,000	5,811,288
Series 2023-2 A 5.28% 2/15/36	3,400,000	3,348,502
•Gallatin CLO VIII Ltd. Series 2017-1A A1R 6.66% (TSFR03M + 1.35%) 7/15/31	1,100,000	1,095,075
GM Financial Automobile Leasing Trust
Series 2022-3 A2A 4.01% 10/21/24	2,345,411	2,338,093
Series 2023-1 A2A 5.27% 6/20/25	4,554,633	4,540,923
Series 2023-2 A2A 5.44% 10/20/25	4,400,000	4,383,399
GM Financial Consumer Automobile Receivables Trust Series 2022-4 A2A 4.60% 11/17/25	2,956,246	2,942,408
Golden Credit Card Trust Series 2022-4A A 4.31% 9/15/27	9,000,000	8,774,744
•Greenwood Park CLO Ltd. Series 2018-1A A2 6.58% (TSFR03M + 1.27%) 4/15/31	1,100,000	1,095,185
•Halseypoint CLO II Ltd. Series 2020-2A A1 6.69% (TSFR03M + 1.36%) 7/20/31	3,586,438	3,577,580
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Harvest CLO XVI DAC Series 16A ARR 4.30% (EURIBOR03M + 0.64%) 10/15/31	3,892,070	$4,029,964
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	2,050,000	2,023,244
•HERA Commercial Mortgage Ltd. Series 2021-FL1 A 6.50% (TSFR01M + 1.16%) 2/18/38	3,192,175	3,099,017
Hyundai Auto Lease Securitization Trust
Series 2021-C A3 0.38% 9/16/24	3,926,019	3,901,764
Series 2023-A A2A 5.20% 4/15/25	3,241,090	3,230,374
Series 2023-B A2A 5.47% 9/15/25	5,200,000	5,183,542
Hyundai Auto Receivables Trust Series 2022-C A2A 5.35% 11/17/25	3,613,459	3,605,371
•Invesco Euro CLO I DAC Series 1A A1R 4.31% (EURIBOR03M + 0.65%) 7/15/31	900,000	931,397
•KKR CLO 18 Ltd. Series 18 AR 6.51% (TSFR03M + 1.20%) 7/18/30	1,262,789	1,259,630
Kubota Credit Owner Trust Series 2023-2A A3 5.28% 1/18/28	3,300,000	3,268,596
•LCM Loan Income Fund I Ltd. Series 1A A 6.62% (TSFR03M + 1.29%) 4/20/31	965,883	960,479
•LCM XIII LP Series 13A AR3 6.45% (TSFR03M + 1.13%) 7/19/27	569,663	568,219
•LoanCore Issuer Ltd. Series 2021-CRE5 A 6.75% (LIBOR01M + 1.30%) 7/15/36	500,000	489,167
•Madison Park Funding XLI Ltd. Series 12A AR 6.44% (TSFR03M + 1.09%) 4/22/27	2,703,839	2,700,005
•Man GLG Euro CLO III DAC Series 3A AR 4.34% (EURIBOR03M + 0.68%) 10/15/30	2,548,172	2,669,092
Master Credit Card Trust II Series 2023-1A A 4.70% 6/21/27	4,000,000	3,915,426
Mercedes-Benz Auto Receivables Trust Series 2022-1 A2 5.26% 10/15/25	3,773,487	3,764,936
•MF1 Ltd. Series 2020-FL4 A 7.15% (TSFR01M + 1.81%) 11/15/35	1,401,962	1,399,133
MMAF Equipment Finance LLC
Series 2022-A A2 2.77% 2/13/25	3,407,151	3,378,719
Series 2022-B A2 5.57% 9/9/25	6,465,517	6,436,185
LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust Series 2020-A A2A 2.46% 11/15/68	1,877,308	$1,734,269
Navient Private Education Refi Loan Trust
Series 2020-HA A 1.31% 1/15/69	1,066,293	965,170
Series 2020-IA A1A 1.33% 4/15/69	1,754,289	1,540,653
Series 2021-GA A 1.58% 4/15/70	2,145,811	1,811,123
Series 2022-A A 2.23% 7/15/70	3,772,452	3,255,557
•OCP Euro CLO Series 2022-6A A 5.59% (EURIBOR03M + 1.88%) 1/20/33	5,600,000	5,918,250
•Palmer Square CLO Ltd. Series 2014-1A A1R2 6.70% (TSFR03M + 1.39%) 1/17/31	795,312	794,174
•Palmer Square European Loan Funding DAC Series 2021-1A A 4.44% (EURIBOR03M + 0.78%) 4/15/31	196,880	203,971
•Palmer Square Loan Funding Ltd. Series 2021-4A A1 6.37% (TSFR03M + 1.06%) 10/15/29	647,823	644,765
PFS Financing Corp. Series 2023-C A 5.52% 10/15/28	5,000,000	4,957,693
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	1,716,709	1,577,454
•Series 2020-PTA A2B 6.28% (TSFR01M + 0.96%) 9/15/54	3,221,480	3,167,630
Series 2022-C A1A 4.48% 5/16/50	2,341,281	2,228,788
Series 2023-C A1A 5.67% 11/15/52	5,000,000	4,925,421
SoFi Consumer Loan Program Trust Series 2022-1S A 6.21% 4/15/31	1,589,804	1,587,920
SoFi Professional Loan Program LLC
Series 2016-F A2 3.02% 2/25/40	557,066	527,629
Series 2017-D A2FX 2.65% 9/25/40	220,617	210,160
•Sound Point CLO XII Ltd. Series 2016-2A AR2 6.64% (TSFR03M + 1.31%) 10/20/28	198,273	198,229
•Starwood Ltd. Series 2022-FL3 A 6.66% (SOFR30A + 1.35%) 11/15/38	300,000	293,460
Synchrony Card Funding LLC Series 2023-A1 A 5.54% 7/15/29	7,300,000	7,287,313
•TCW CLO Ltd. Series 2018-1A A1R 6.58% (TSFR03M + 1.23%) 4/25/31	4,449,563	4,438,315
Tesla Auto Lease Trust Series 2023-B A3 6.13% 9/21/26	3,600,000	3,603,915
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Tikehau CLO DAC Series 2015-1A ARR 4.60% (EURIBOR03M + 0.87%) 8/4/34	3,900,000	$4,042,006
•Toro European CLO 6 DAC Series 6A AR 4.58% (EURIBOR03M + 0.92%) 1/12/32	3,000,000	3,109,790
•Towd Point Mortgage Trust Series 2019-MH1 A1 3.00% 11/25/58	216,865	214,908
Toyota Auto Receivables Owner Trust
Series 2022-C A2A 3.83% 8/15/25	2,871,388	2,851,537
Series 2022-D A2A 5.27% 1/15/26	3,886,956	3,875,906
Series 2023-B A2A 5.28% 5/15/26	6,400,000	6,374,540
Series 2023-C A3 5.16% 4/17/28	4,000,000	3,966,526
Toyota Lease Owner Trust Series 2023-B A2A 5.73% 4/20/26	5,500,000	5,497,020
•Venture XVII CLO Ltd. Series 2014-17A ARR 6.45% (TSFR03M + 1.14%) 4/15/27	1,935,970	1,933,356
•Venture XXVI CLO Ltd. Series 2017-26A AR 6.69% (TSFR03M + 1.36%) 1/20/29	1,454,064	1,452,022
•Venture XXVII CLO Ltd. Series 2017-27A AR 6.64% (TSFR03M + 1.31%) 7/20/30	186,848	185,809
Volkswagen Auto Lease Trust Series 2023-A A2A 5.87% 1/20/26	4,100,000	4,098,676
World Omni Auto Receivables Trust Series 2022-D A2A 5.51% 3/16/26	3,437,643	3,432,004
Total Non-Agency Asset-Backed Securities (Cost $294,446,342)		287,322,713
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.85%
•Bear Stearns ARM Trust Series 2003-1 5A1 4.83% 4/25/33	14,586	13,610
•Canada Square Funding PLC Series 2020-2 A 6.47% (SONIA + 1.25%) 12/17/57	1,368,255	1,672,387
•Cheshire PLC Series 2020-1 A 6.12% (SONIA + 0.90%) 8/20/45	1,717,039	2,089,433
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 4.27% 7/25/33	1,066	1,027
•GCAT Trust Series 2022-HX1 A1 2.89% 12/27/66	1,603,222	1,381,159
•Gemgarto PLC Series 2021-1A A 5.81% (SONIA + 0.59%) 12/16/67	803,050	975,588
LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Great Hall Mortgages No. 1 PLC Series 2006-1 A2B 4.02% (EURIBOR03M + 0.15%) 6/18/38	35,824	$37,698
•GS Mortgage Securities Corp. Trust Series 2022 A 8.73% (TSFR01M + 3.40%) 8/15/39	4,500,000	4,486,039
•GSR Mortgage Loan Trust Series 2005-5F 8A1 5.50% (TSFR01M + 0.61%) 6/25/35	127,675	119,878
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 4.60% 5/25/33	3,679	3,422
•MFA Trust
Series 2020-NQM2 A1 1.38% 4/25/65	574,411	524,303
Series 2021-RPL1 A1 1.13% 7/25/60	2,080,922	1,786,278
•New Residential Mortgage Loan Trust Series 2018-3A A1 4.50% 5/25/58	342,061	321,505
•New York Mortgage Trust Series 2005-3 A1 5.91% (TSFR01M + 0.59%) 2/25/36	108,338	105,805
φOBX Trust Series 2023-NQM6 A1 6.52% 7/25/63	2,684,448	2,674,791
φPretium Mortgage Credit Partners LLC Series 2021-RN1 A1 1.99% 2/25/61	1,221,064	1,151,598
•Resimac Bastille Trust Series 2021-2NCA A1A 6.09% (TSFR01M + 0.76%) 2/3/53	1,390,897	1,380,252
•Sequoia Mortgage Trust Series 2004-6 A1 5.76% 7/20/34	3,198	2,916
•Stratton Mortgage Funding Series 2021-2A A 6.06% (SONIA + 0.90%) 7/20/60	615,393	750,786
•Towd Point Mortgage Trust
Series 2018-5 A1 3.25% 7/25/58	7,335,015	6,720,103
Series 2019-4 A1 2.90% 10/25/59	2,283,879	2,098,562
Series 2019-HY2 A1 6.43% (TSFR01M + 1.11%) 5/25/58	741,344	750,065
Series 2020-1 A1 2.71% 1/25/60	1,275,277	1,168,933
•Trinity Square PLC Series 2021-1A A 6.00% (SONIA + 0.85%) 7/15/59	2,221,371	2,709,245
•Verus Securitization Trust Series 2021-6 A1 1.63% 10/25/66	2,455,290	1,913,945
Total Non-Agency Collateralized Mortgage Obligations (Cost $37,588,701)		34,839,328
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.88%
•AREIT LLC Series 2022-CRE7 A 7.57% (TSFR01M + 2.24%) 6/17/39	4,600,000	$4,600,569
•BDS LLC Series 2022-FL12 A 7.46% (TSFR01M + 2.14%) 8/19/38	4,900,000	4,898,999
Benchmark Mortgage Trust Series 2019-B12 AAB 3.04% 8/15/52	5,000,000	4,509,049
•BSREP Commercial Mortgage Trust Series 2021-DC A 6.40% (TSFR01M + 1.06%) 8/15/38	3,506,513	3,261,022
•BX Trust Series 2021-MFM1 A 6.15% (TSFR01M + 0.81%) 1/15/34	3,978,679	3,918,991
•BXMT Ltd. Series 2020-FL3 A 6.85% (TSFR01M + 1.51%) 11/15/37	2,966,345	2,856,402
•CRSNT Trust Series 2021-MOON A 6.27% (TSFR01M + 0.93%) 4/15/36	4,500,000	4,278,072
•GCT Commercial Mortgage Trust Series 2021-GCT A 6.25% (TSFR01M + 0.91%) 2/15/38	900,000	706,484
•GPMT Ltd. Series 2021-FL3 A 6.70% (TSFR01M + 1.36%) 7/16/35	2,542,374	2,501,539
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 6.83% (TSFR01M + 1.50%) 12/15/31	634,905	554,501
•Natixis Commercial Mortgage Securities Trust Series 2022-RRI A 7.16% (TSFR01M + 1.82%) 3/15/35	411,113	407,002
•NYO Commercial Mortgage Trust Series 2021-1290 A 6.54% (TSFR01M + 1.21%) 11/15/38	4,500,000	4,004,856
•One New York Plaza Trust Series 2020-1NYP A 6.40% (TSFR01M + 1.06%) 1/15/36	3,000,000	2,858,194
•PFP Ltd. Series 2021-8 A 6.45% (TSFR01M + 1.11%) 8/9/37	2,518,314	2,482,111
•Ready Capital Mortgage Financing LLC Series 2021-FL6 A 6.38% (TSFR01M + 1.06%) 7/25/36	2,474,235	2,428,847
•SREIT Trust Series 2021-IND A 6.15% (TSFR01M + 0.81%) 10/15/38	300,000	293,531
•Starwood Mortgage Trust Series 2021-HTS A 6.50% (TSFR01M + 1.16%) 4/15/34	4,600,000	4,508,374
•Taurus U.K. DAC Series 2021-UK1A A 6.07% (SONIA + 0.85%) 5/17/31	2,581,043	3,057,157
LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47		1,049,207	$1,033,676
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $55,627,524)			53,159,376
ΔSOVEREIGN BONDS–2.01%
Brazil—1.00%
^Brazil Letras do Tesouro Nacional 0.00% 1/1/24	BRL	46,900,000	9,070,304
			9,070,304
Republic of Korea—1.01%
Industrial Bank of Korea 2.13% 10/23/24		9,500,000	9,145,447
			9,145,447
Total Sovereign Bonds (Cost $18,738,384)			18,215,751

	Number of Shares
MONEY MARKET FUND–0.18%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	1,619,805	1,619,805
Total Money Market Fund (Cost $1,619,805)		1,619,805

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—3.77%
Sovereign Bonds–1.94%
≠^Japan Treasury Discount Bills 0.00% 12/4/23	2,620,000,000	$17,537,932
		17,537,932
Discounted Commercial Paper–1.61%
AT&T, Inc.
5.70% 3/19/24	10,500,000	10,211,241
L3Harris Technologies, Inc.
5.62% 10/10/23	4,300,000	4,293,958
		14,505,199
U.S. Treasury Obligations–0.22%
≠U.S. Treasury Bills
5.43% 11/30/23	53,000	52,537
5.44% 12/14/23	300,000	296,776
5.46% 12/21/23	337,000	333,021
5.46% 12/21/23	431,000	425,911
5.47% 12/28/23	264,000	260,606
5.48% 12/28/23	345,000	340,564
5.48% 12/28/23	294,000	290,220
		1,999,635
Total Short-Term Investments (Cost $34,439,031)		34,042,766

TOTAL INVESTMENTS–113.43% (Cost $1,057,096,206)	1,025,442,365

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(13.43%)	(121,403,121)
NET ASSETS APPLICABLE TO 96,735,919 SHARES OUTSTANDING–100.00%	$904,039,244

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2023.
ΔSecurities have been classified by country of origin.
^Zero coupon security. The rate shown is the yield at the time of purchase.
≠The rate shown is the effective yield at the time of purchase.
LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	5,909,000	USD	(3,838,124)	11/15/23	$—	$(32,880)
BNP	AUD	(163,000)	USD	104,594	11/15/23	—	(374)
BNP	GBP	(11,829,000)	USD	14,996,498	10/3/23	563,687	—
BNP	GBP	2,635,000	USD	(3,238,821)	10/3/23	—	(23,803)
BNP	JPY	1,752,500,000	USD	(11,959,186)	10/3/23	—	(226,475)
BNP	JPY	(2,620,000,000)	USD	18,272,032	12/4/23	552,077	—
JPMC	AUD	5,895,000	USD	(3,812,379)	11/15/23	—	(16,150)
JPMC	BRL	(46,900,000)	USD	9,371,972	1/3/24	147,929	—
JPMC	CAD	(5,933,000)	USD	4,396,753	10/3/23	28,445	—
JPMC	EUR	(30,044,000)	USD	32,630,566	10/3/23	862,695	—
Total Foreign Currency Exchange Contracts						$2,154,833	$(299,682)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(344)	3 Month SOFR	$(82,052,600)	$(82,292,961)	3/18/25	$240,361	$—
(123)	U.S. Treasury 10 yr Notes	(13,291,688)	(13,376,165)	12/19/23	84,477	—
(481)	U.S. Treasury 10 yr Ultra Notes	(53,661,562)	(55,045,260)	12/19/23	1,383,698	—
2,259	U.S. Treasury 2 yr Notes	457,924,009	459,189,894	12/29/23	—	(1,265,885)
(630)	U.S. Treasury 5 yr Notes	(66,376,406)	(66,799,951)	12/29/23	423,545	—
(37)	U.S. Treasury Ultra Bonds	(4,391,438)	(4,628,256)	12/19/23	236,818	—
Total Futures Contracts					$2,368,899	$(1,265,885)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.40- Quarterly[3]	16,500,000	(1.00%)	6/20/28	$(223,212)	$(173,453)	$—	$(49,759)
CDX.NA.IG.41- Quarterly[3]	116,900,000	(1.00%)	12/20/28	(1,435,696)	(1,488,810)	53,114	—
Total CDS Contracts					$(1,662,263)	$53,114	$(49,759)
Swap Contract
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-(Semiannually)	AUD 14,700,000	(4.50%)	4.37%[4]	9/20/33	$(185,196)	$(76,745)	$—	$(108,451)
Total IRS Contracts						$(76,745)	$—	$(108,451)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[4] Rate resets based on BBSW6M.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BNP–BNP Paribas
BRL–Brazilian Real
CAD–Canadian Dollar
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
BBSW3M–Bank Bill Swap Rate 3 Months
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SONIA–Sterling Overnight Index Average
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$42,586,942	$7,938,690	$50,525,632
Agency Commercial Mortgage-Backed Security	—	513,284	—	513,284
Agency Mortgage-Backed Securities	—	74,388,234	—	74,388,234
Agency Obligations	—	110,868,315	—	110,868,315
Corporate Bonds	—	342,708,126	—	342,708,126
Municipal Bonds	—	17,239,035	—	17,239,035
Non-Agency Asset-Backed Securities	—	287,322,713	—	287,322,713
Non-Agency Collateralized Mortgage Obligations	—	34,839,328	—	34,839,328
Non-Agency Commercial Mortgage-Backed Securities	—	53,159,376	—	53,159,376
Sovereign Bonds	—	18,215,751	—	18,215,751
Money Market Fund	1,619,805	—	—	1,619,805
Short-Term Investments	—	34,042,766	—	34,042,766
Total Investments	$1,619,805	$1,015,883,870	$7,938,690	$1,025,442,365
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$2,154,833	$—	$2,154,833
Futures Contracts	$2,368,899	$—	$—	$2,368,899
Swap Contract	$—	$53,114	$—	$53,114
Liabilities:
Foreign Currency Exchange Contracts	$—	$(299,682)	$—	$(299,682)
Futures Contract	$(1,265,885)	$—	$—	$(1,265,885)
Swap Contracts	$—	$(158,210)	$—	$(158,210)
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP PIMCO Low Duration Bond Fund–12